Long-term Debt - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2007
Debt Instrument [Line Items]
Document Period End Date	Dec. 31, 2015
Principal amount		€ 600,000,000
Interest rate on principal amount		5.75%
5.75 Percent Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Debt instruments start date	Jun. 01, 2007
Principal amount				€ 600,000,000
Interest rate on principal amount				5.75%
Redemption price of notes	100.00%
Due date of redemption Eurobond	Jun. 13, 2017
Repurchased of long term debt			€ 361,800,000
Repurchased of long term debt including accrued interest			423,000,000
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Debt instruments start date	Sep. 01, 2013
Principal amount			€ 750,000,000
Interest rate on principal amount			3.375%
Redemption price of notes	100.00%
Due date of redemption Eurobond	Sep. 19, 2023